SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-06068

AB Fixed-Income Shares, Inc.

(Exact name of registrant as specified in charter)

AllianceBernstein L.P.

1345 Avenue of the Americas, New York, New York 10105

(Address of Principal Executive Office) (Zip Code)

Registrant's Telephone Number, including Area Code:

(800) 221-5672

NANCY E. HAY

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Copies of communications to:

Paul M. Miller

Seward & Kissel LLP

901 K Street, N.W.

Suite 800

Washington, D.C. 20001

Date of fiscal year end: April 30

Date of reporting period: July 1, 2022 - June 30, 2023

FORM N-PX

ICA File Number:  811-06068

Registrant Name:  AB Fixed-Income Shares, Inc.

Reporting Period:  07/01/2022 - 06/30/2023

AB Government Money Market Portfolio

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

END NPX REPORT

 SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: AB Fixed-Income Shares, Inc.

		By:	Onur Erzan*
Chief Executive Officer

		Date:	August 30, 2023

*By:	/s/ Nancy E. Hay
Nancy E. Hay
(Attorney-in-fact)

POWER OF ATTORNEY

KNOW ALL PERSONS BY THESE PRESENTS, that the person whose signature appears below hereby constitutes and appoints Nancy E. Hay, Stephen J. Laffey, Richard A. Leahy and Linda Y. Kim and each of them, to act severally as attorney-in-fact and agent, with power of substitution and resubstitution, for the undersigned and to execute in his name and on his behalf, in any and all capacities, solely for the purpose of signing the Registration Statement on Form N-1A, and any amendments thereto, of:

-AB Active ETFs, Inc.

-AB Bond Fund, Inc.

-AB Cap Fund, Inc.

-AB Core Opportunities Fund, Inc.

-AB Corporate Shares

-AB Discovery Growth Fund, Inc.

-AB Equity Income Fund, Inc.

-AB Fixed-Income Shares, Inc.

-AB Global Bond Fund, Inc.

-AB Global Real Estate Investment Fund, Inc.

-AB Global Risk Allocation Fund, Inc.

-AB High Income Fund, Inc.

-AB Institutional Funds, Inc.

-AB Large Cap Growth Fund, Inc.

-AB Municipal Income Fund, Inc.

-AB Municipal Income Fund II

-AB Relative Value Fund, Inc.

-AB Sustainable Global Thematic Fund, Inc.

-AB Sustainable International Thematic Fund, Inc.

-AB Trust

-AB Variable Products Series Fund, Inc.

-The AB Portfolios

-Sanford C. Bernstein Fund II, Inc.

(each, a “Company” and together, the “Companies”), and all other documents filed with the U.S. Securities & Exchange Commission (the “SEC”) under the Investment Company Act of 1940, as amended, and, as applicable, the Securities Act of 1933, as amended, and the Securities Exchange Act of 1934, as amended (collectively, the “Acts”), and any and all instruments that such attorneys-in-fact or agents may deem necessary or advisable to enable the Company or its affiliates to comply with the Acts, applicable rules or regulations under the Acts or imposed by the SEC, applicable federal or state securities laws, or listing requirements of any securities exchange and specifically authorizing the filing of any documents, with the SEC or regulatory authorities of any other jurisdiction, and the undersigned hereby ratifies and confirms as his own act any and all acts performed by the attorneys-in-fact or their substitutes pursuant to prior powers of attorney, and ratifies and confirms as his own acts any and all acts such attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof. The undersigned hereby revokes all prior powers granted by the attorneys-in-fact with respect to the Companies to the extent inconsistent herewith.

/s/ Onur Erzan
Onur Erzan

Dated: August 15, 2023